SUMMARY OF LEASE TERMINATIONS (Details)	9 Months Ended
Sep. 30, 2022
Powder Springs Facility [Member]
Date	2021-01
Powder Springs [Member]
Former Operator	Wellington Healthcare Services
Current Operator	Released to Empire Care Centers
Tara [Member]
Date	2021-01
Former Operator	Wellington Healthcare Services
Current Operator	Regional Health (managed by Peach Health)
Meadowood [Member]
Date	2022-04
Former Operator	C.R. Management
Current Operator	Regional Health (managed by Cavalier Senior Living Operations)
La Grange [Member]
Date	2022-05
Former Operator	C.R. Management
Current Operator	Regional Health (managed by Peach Health)
Lumber City [Member]
Date	2022-05
Former Operator	Beacon Health Management
Current Operator	Regional Health (managed by Peach Health)
Thomasville [Member]
Date	2022-07
Former Operator	C.R. Management
Current Operator	Regional Health (application pending)
Glenvue [Member]
Date	2022-08
Former Operator	C.R. Management
Current Operator	Regional Health (managed by Peach Health)